OTHER PAYABLES AND ACCRUALS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
OTHER PAYABLES AND ACCRUALS
Receipts from customers		¥ 958,347	¥ 808,799
Payables to customers related to government subsidies		164,572	114,909
Professional service fees		4,281	3,727
Office expenses		8,769	7,338
Payables to employees related to net proceeds from share options exercised		56,594	3,217
Accrued interest expense related to convertible senior notes			8,016
Others		19,079	6,172
Total	$ 174,041	¥ 1,211,642	¥ 952,178